Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies [Abstract]
Recent accounting pronouncements
Recent Accounting pronouncements:

In January 2017, FASB issued ASU No. 2017-03 “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323).” The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our Consolidate Financial Statement was from the September 2016 meeting, where the SEC staff expressed its expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this new accounting guidance did not have a material effect on the Company's Consolidated Financial Statements.

In May 2017, the FASB issued ASU 2017-09, "Compensation — Stock Compensation (Topic 718), Scope of Modification Accounting" ("ASU 2017-09"), which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. ASU 2017-09 is effective for annual periods, including interim periods within those annual periods, beginning after 15 December 2017, however early adoption is permitted. The Company is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.

In May 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. In August 2015, FASB issued Accounting Standard Update No. 2015-14 "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein.  The Company will adopt the standard as of January 1, 2018 and is expecting that the adoption of ASU 2014-09 may result in a change in the method of recognizing revenue for voyage charters, whereby the Company's method of determining proportional performance might change from discharge-to-discharge to load-to-discharge. This will result in no revenue being recognized from discharge of the prior voyage to loading of the current voyage and all revenue being recognized from loading of the current voyage to discharge of the current voyage. This change will result in revenue being recognized later in the voyage which may cause additional volatility in revenue and earnings between periods. The Company is in the process of validating aspects of ASU 2014-09, quantifying the effect that the adoption of the ASU 2014-09 will have on its financial statements, determining the transitional impact and completing other items required for the adoption of ASU 2014-09.